Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Schedule of Impairment [Abstract]
Impact of transfers between stages	£ 379	£ 340
Other changes in credit quality	220	248
Additions (repayments)	(56)	(95)
Methodology changes	16	(61)
Model changes	29
Other items		(2)
Other items	1
Total charge in the period	210	90
Total impairment charge	£ 589	£ 430